Summary of Significant Accounting Policies - Intangible assets, net (Details) - Software	12 Months Ended
Jun. 30, 2021
Minimum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	3 years
Maximum
Finite-Lived Intangible Assets [Line Items]
Estimated useful lives	5 years